Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2016	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000240584
Account Value [Line Items]
Line Graph and Table Measure Name		Fulcrum Diversified Absolute Return Fund
Accumulated Value	$ 1,000,000		$ 1,018,671	$ 1,050,952	$ 1,062,390	$ 1,153,385	$ 1,275,393	$ 1,272,871	$ 1,248,545	$ 1,363,849	$ 1,461,937	$ 1,610,505
Bloomberg Global Aggregate Total Return Index Value Hedged USD
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Total Return Index Value Hedged USD
Accumulated Value	1,000,000		995,871	1,012,348	1,091,270	1,157,491	1,158,376	1,054,817	1,060,283	1,104,817	1,172,808	1,209,988
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 1,000,000		$ 996,854	$ 992,893	$ 1,071,027	$ 1,164,631	$ 1,160,749	$ 1,041,283	$ 1,031,519	$ 1,058,658	$ 1,122,982	$ 1,165,553